Loans and Borrowings - Additional Information (Details) - EUR (€)				9 Months Ended
	Jun. 19, 2026	May 19, 2026	Apr. 29, 2021	Jun. 30, 2026	Mar. 09, 2026
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Revolving credit ancillary facility					€ 5,000,000
Repayment of revolving credit facility		€ 30,000,000
Revolving credit facility, aggregate commitment amount				€ 225,000,000
Revolving credit facility available to be drawn				€ 130,000,000
Maturity date				2029
Revolving Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Credit Facility, Outstanding Balance		€ 110,000,000			€ 10,000,000
Allocated portion of credit facility, ancillary facility				€ 15,000,000
New Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 900,000,000
Maturity date	June 15, 2033			2033
Interest rate	4.50%
Transaction costs	€ 6,000,000
Embedded derivative fair value	€ 4,900,000
Original Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 430,000,000
Maturity date			April 30, 2029	2029
Interest rate			5.25%
Accelerated amortization of transaction costs				€ 11,700,000
Banking and issuance fees			€ 14,300,000